Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Variable Portfolios, Inc.
Entity Central Index Key	0001015965
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000062188
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class ADV
Trading Symbol	IGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$121	1.11%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within health care, communication services, & consumer discretionary sectors were contributors. On the regional level, holdings in Europe (non-Euro) & the Asia Ex-Japan regions contributed. Underweight in UnitedHealth Group Inc., overweight in Alphabet Inc. Class A, & not owning Salesforce Inc. contributed to performance.

↓ Top detractors from performance: The lower beta positioning was the main detractor. Stock selection within information technology, materials, & industrials sectors were a headwind. Holdings in the United States, Japan, & Canada regions detracted. Not owning Micron Technology Inc., an overweight position in Paycom Software Inc., & an underweight position in JPMorgan Chase & Co. detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$10,000	$10,000	$10,000
2016	$10,553	$10,786	$11,233
2017	$12,990	$13,371	$13,154
2018	$11,787	$12,113	$11,736
2019	$14,270	$15,335	$14,288
2020	$14,090	$17,827	$14,123
2021	$16,940	$21,132	$17,221
2022	$16,030	$17,252	$16,098
2023	$17,021	$21,083	$17,952
2024	$19,128	$24,770	$20,010
2025	$22,662	$30,303	$24,171

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	18.48%	9.97%	8.53%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Value Index℠	20.79%	11.35%	9.23%

AssetsNet	$ 180,299,534
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 1,890,426
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$180,299,534 # of Portfolio Holdings239 Portfolio Turnover Rate67% Investment Advisory Fees Paid$1,890,426
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
Countries-Other	4.7%
Hong Kong	1.1%
Spain	1.1%
Italy	1.1%
Germany	1.4%
Australia	1.5%
Netherlands	1.5%
France	3.6%
Japan	4.4%
Canada	4.4%
United Kingdom	4.4%
United States	69.0%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	3.3%
Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.5%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.3%
Coca-Cola Co.	1.2%
Toronto-Dominion Bank	1.0%
Intuit, Inc.	1.0%
PepsiCo, Inc.	1.0%

Material Fund Change [Text Block]
C000062187
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class I
Trading Symbol	IIGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within health care, communication services, & consumer discretionary sectors were contributors. On the regional level, holdings in Europe (non-Euro) & the Asia Ex-Japan regions contributed. Underweight in UnitedHealth Group Inc., overweight in Alphabet Inc. Class A, & not owning Salesforce Inc. contributed to performance.

↓ Top detractors from performance: The lower beta positioning was the main detractor. Stock selection within information technology, materials, & industrials sectors were a headwind. Holdings in the United States, Japan, & Canada regions detracted. Not owning Micron Technology Inc., an overweight position in Paycom Software Inc., & an underweight position in JPMorgan Chase & Co. detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$10,000	$10,000	$10,000
2016	$10,600	$10,786	$11,233
2017	$13,116	$13,371	$13,154
2018	$11,955	$12,113	$11,736
2019	$14,548	$15,335	$14,288
2020	$14,427	$17,827	$14,123
2021	$17,438	$21,132	$17,221
2022	$16,584	$17,252	$16,098
2023	$17,702	$21,083	$17,952
2024	$19,992	$24,770	$20,010
2025	$23,792	$30,303	$24,171

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	19.00%	10.52%	9.05%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Value Index℠	20.79%	11.35%	9.23%

AssetsNet	$ 180,299,534
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 1,890,426
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$180,299,534 # of Portfolio Holdings239 Portfolio Turnover Rate67% Investment Advisory Fees Paid$1,890,426
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
Countries-Other	4.7%
Hong Kong	1.1%
Spain	1.1%
Italy	1.1%
Germany	1.4%
Australia	1.5%
Netherlands	1.5%
France	3.6%
Japan	4.4%
Canada	4.4%
United Kingdom	4.4%
United States	69.0%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	3.3%
Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.5%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.3%
Coca-Cola Co.	1.2%
Toronto-Dominion Bank	1.0%
Intuit, Inc.	1.0%
PepsiCo, Inc.	1.0%

Material Fund Change [Text Block]
C000057556
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class S
Trading Symbol	IGHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within health care, communication services, & consumer discretionary sectors were contributors. On the regional level, holdings in Europe (non-Euro) & the Asia Ex-Japan regions contributed. Underweight in UnitedHealth Group Inc., overweight in Alphabet Inc. Class A, & not owning Salesforce Inc. contributed to performance.

↓ Top detractors from performance: The lower beta positioning was the main detractor. Stock selection within information technology, materials, & industrials sectors were a headwind. Holdings in the United States, Japan, & Canada regions detracted. Not owning Micron Technology Inc., an overweight position in Paycom Software Inc., & an underweight position in JPMorgan Chase & Co. detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$10,000	$10,000	$10,000
2016	$10,576	$10,786	$11,233
2017	$13,055	$13,371	$13,154
2018	$11,865	$12,113	$11,736
2019	$14,406	$15,335	$14,288
2020	$14,248	$17,827	$14,123
2021	$17,179	$21,132	$17,221
2022	$16,300	$17,252	$16,098
2023	$17,348	$21,083	$17,952
2024	$19,547	$24,770	$20,010
2025	$23,208	$30,303	$24,171

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	18.73%	10.25%	8.78%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Value Index℠	20.79%	11.35%	9.23%

AssetsNet	$ 180,299,534
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 1,890,426
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$180,299,534 # of Portfolio Holdings239 Portfolio Turnover Rate67% Investment Advisory Fees Paid$1,890,426
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
Countries-Other	4.7%
Hong Kong	1.1%
Spain	1.1%
Italy	1.1%
Germany	1.4%
Australia	1.5%
Netherlands	1.5%
France	3.6%
Japan	4.4%
Canada	4.4%
United Kingdom	4.4%
United States	69.0%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	3.3%
Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.5%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.3%
Coca-Cola Co.	1.2%
Toronto-Dominion Bank	1.0%
Intuit, Inc.	1.0%
PepsiCo, Inc.	1.0%

Material Fund Change [Text Block]
C000074921
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class S2
Trading Symbol	IWTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$110	1.01%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within health care, communication services, & consumer discretionary sectors were contributors. On the regional level, holdings in Europe (non-Euro) & the Asia Ex-Japan regions contributed. Underweight in UnitedHealth Group Inc., overweight in Alphabet Inc. Class A, & not owning Salesforce Inc. contributed to performance.

↓ Top detractors from performance: The lower beta positioning was the main detractor. Stock selection within information technology, materials, & industrials sectors were a headwind. Holdings in the United States, Japan, & Canada regions detracted. Not owning Micron Technology Inc., an overweight position in Paycom Software Inc., & an underweight position in JPMorgan Chase & Co. detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$10,000	$10,000	$10,000
2016	$10,564	$10,786	$11,233
2017	$13,024	$13,371	$13,154
2018	$11,817	$12,113	$11,736
2019	$14,329	$15,335	$14,288
2020	$14,150	$17,827	$14,123
2021	$17,045	$21,132	$17,221
2022	$16,136	$17,252	$16,098
2023	$17,165	$21,083	$17,952
2024	$19,310	$24,770	$20,010
2025	$22,876	$30,303	$24,171

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	18.47%	10.08%	8.63%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Value Index℠	20.79%	11.35%	9.23%

AssetsNet	$ 180,299,534
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 1,890,426
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$180,299,534 # of Portfolio Holdings239 Portfolio Turnover Rate67% Investment Advisory Fees Paid$1,890,426
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
Countries-Other	4.7%
Hong Kong	1.1%
Spain	1.1%
Italy	1.1%
Germany	1.4%
Australia	1.5%
Netherlands	1.5%
France	3.6%
Japan	4.4%
Canada	4.4%
United Kingdom	4.4%
United States	69.0%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	3.3%
Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.5%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.3%
Coca-Cola Co.	1.2%
Toronto-Dominion Bank	1.0%
Intuit, Inc.	1.0%
PepsiCo, Inc.	1.0%

Material Fund Change [Text Block]
C000200207
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class ADV
Trading Symbol	VIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index. Underperformance was driven by the ESG & operations pillars, while the core model contributed, with three of its five pillars being positive.

↑ Top contributors to performance:  On the sector level, stock selection within health care, real estate & financial sectors contributed the most value. Among the key contributors were an underweight position in Visa Inc. Class A, an overweight position in Citigroup Inc., & an underweight position in Fiserv, Inc.

↓ Top detractors from performance: Stock selection in the information technology, utilities, and industrials sectors detracted the most.  Key individual detractors for the period included an underweight position in Palantir Technologies Inc. Class A, an overweight position in ServiceNow, Inc., & an underweight position in Micron Technology, Inc.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P 500® Index
8/24/2018	$10,000	$10,000	$10,000
2018	$8,696	$8,668	$8,783
2019	$11,253	$11,357	$11,549
2020	$12,983	$13,729	$13,674
2021	$16,698	$17,252	$17,599
2022	$13,451	$13,938	$14,412
2023	$16,871	$17,556	$18,201
2024	$21,016	$21,736	$22,755
2025	$24,089	$25,462	$26,823

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (8/24/2018)
Class ADV	14.62%	13.16%	12.70%
Russell 3000® Index	17.15%	13.15%	13.56%
S&P 500® Index	17.88%	14.42%	14.36%

AssetsNet	$ 899,962,154
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 4,010,784
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$899,962,154 # of Portfolio Holdings221 Portfolio Turnover Rate63% Investment Advisory Fees Paid$4,010,784
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	12.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Communication Services	9.7%
Industrials	9.2%
Consumer Staples	4.4%
Energy	2.6%
Utilities	2.4%
Real Estate	2.3%
Materials	1.3%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.3%
Apple, Inc.	6.7%
Microsoft Corp.	6.3%
Alphabet, Inc. - Class A	5.0%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	1.8%
Johnson & Johnson	1.2%
Citigroup, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000023722
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class I
Trading Symbol	IPLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index. Underperformance was driven by the ESG & operations pillars, while the core model contributed, with three of its five pillars being positive.

↑ Top contributors to performance:  On the sector level, stock selection within health care, real estate & financial sectors contributed the most value. Among the key contributors were an underweight position in Visa Inc. Class A, an overweight position in Citigroup Inc., & an underweight position in Fiserv, Inc.

↓ Top detractors from performance: Stock selection in the information technology, utilities, and industrials sectors detracted the most.  Key individual detractors for the period included an underweight position in Palantir Technologies Inc. Class A, an overweight position in ServiceNow, Inc., & an underweight position in Micron Technology, Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,027	$11,274	$11,196
2017	$13,744	$13,656	$13,640
2018	$12,808	$12,941	$13,043
2019	$16,657	$16,955	$17,150
2020	$19,307	$20,497	$20,305
2021	$24,954	$25,756	$26,135
2022	$20,202	$20,808	$21,402
2023	$25,468	$26,210	$27,028
2024	$31,886	$32,449	$33,790
2025	$36,734	$38,013	$39,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.20%	13.73%	13.90%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 899,962,154
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 4,010,784
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$899,962,154 # of Portfolio Holdings221 Portfolio Turnover Rate63% Investment Advisory Fees Paid$4,010,784
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	12.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Communication Services	9.7%
Industrials	9.2%
Consumer Staples	4.4%
Energy	2.6%
Utilities	2.4%
Real Estate	2.3%
Materials	1.3%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.3%
Apple, Inc.	6.7%
Microsoft Corp.	6.3%
Alphabet, Inc. - Class A	5.0%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	1.8%
Johnson & Johnson	1.2%
Citigroup, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000023723
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class S
Trading Symbol	IPLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index. Underperformance was driven by the ESG & operations pillars, while the core model contributed, with three of its five pillars being positive.

↑ Top contributors to performance:  On the sector level, stock selection within health care, real estate & financial sectors contributed the most value. Among the key contributors were an underweight position in Visa Inc. Class A, an overweight position in Citigroup Inc., & an underweight position in Fiserv, Inc.

↓ Top detractors from performance: Stock selection in the information technology, utilities, and industrials sectors detracted the most.  Key individual detractors for the period included an underweight position in Palantir Technologies Inc. Class A, an overweight position in ServiceNow, Inc., & an underweight position in Micron Technology, Inc.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,000	$11,274	$11,196
2017	$13,673	$13,656	$13,640
2018	$12,711	$12,941	$13,043
2019	$16,490	$16,955	$17,150
2020	$19,066	$20,497	$20,305
2021	$24,582	$25,756	$26,135
2022	$19,854	$20,808	$21,402
2023	$24,959	$26,210	$27,028
2024	$31,179	$32,449	$33,790
2025	$35,820	$38,013	$39,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.89%	13.44%	13.61%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 899,962,154
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 4,010,784
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$899,962,154 # of Portfolio Holdings221 Portfolio Turnover Rate63% Investment Advisory Fees Paid$4,010,784
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	12.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Communication Services	9.7%
Industrials	9.2%
Consumer Staples	4.4%
Energy	2.6%
Utilities	2.4%
Real Estate	2.3%
Materials	1.3%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.3%
Apple, Inc.	6.7%
Microsoft Corp.	6.3%
Alphabet, Inc. - Class A	5.0%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	1.8%
Johnson & Johnson	1.2%
Citigroup, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000023724
Shareholder Report [Line Items]
Fund Name	Voya Index Plus MidCap Portfolio
Class Name	Class I
Trading Symbol	IPMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 400® Index . The outperformance came from the core model, with three of the five pillars contributing to performance. The valuation & sentiment indicators contributed the most.

↑ Top contributors to performance:  On the sector level, stock selection within industrials, health care, & consumer discretionary sectors contributed the most. Among the key contributors were an overweight position in Ciena Corp., an underweight position in Avantor, Inc., & an overweight position in Rambus Inc.

↓ Top detractors from performance: Stock selection in the consumer staples, communication services, & information technology sectors detracted the most.  Key individual detractors for the period included an underweight position in Lumentum Holdings, Inc., an overweight position in BellRing Brands, Inc., & an underweight position in EchoStar Corp. Class A.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P MidCap 400® Index
2015	$10,000	$10,000	$10,000
2016	$11,814	$11,274	$12,074
2017	$13,419	$13,656	$14,035
2018	$11,494	$12,941	$12,480
2019	$14,606	$16,955	$15,749
2020	$15,812	$20,497	$17,901
2021	$20,198	$25,756	$22,333
2022	$17,312	$20,808	$19,416
2023	$20,345	$26,210	$22,608
2024	$23,433	$32,449	$25,757
2025	$25,345	$38,013	$27,689

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.16%	9.90%	9.75%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

AssetsNet	$ 741,150,395
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 3,538,764
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$741,150,395 # of Portfolio Holdings312 Portfolio Turnover Rate71% Investment Advisory Fees Paid$3,538,764
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Industrials	23.6%
Financials	16.1%
Information Technology	13.5%
Consumer Discretionary	11.5%
Health Care	9.2%
Real Estate	6.7%
Materials	5.0%
Consumer Staples	4.2%
Energy	3.9%
Utilities	3.6%
Communication Services	1.5%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Ciena Corp.	1.1%
Curtiss-Wright Corp.	1.1%
US Foods Holding Corp.	1.0%
Pure Storage, Inc. - Class A	1.0%
Royal Gold, Inc.	0.9%
Equitable Holdings, Inc.	0.9%
Jones Lang LaSalle, Inc.	0.9%
Evercore, Inc. - Class A	0.9%
TopBuild Corp.	0.8%
Acuity Brands, Inc.	0.8%

Material Fund Change [Text Block]
C000023725
Shareholder Report [Line Items]
Fund Name	Voya Index Plus MidCap Portfolio
Class Name	Class S
Trading Symbol	IPMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 400® Index . The outperformance came from the core model, with three of the five pillars contributing to performance. The valuation & sentiment indicators contributed the most.

↑ Top contributors to performance:  On the sector level, stock selection within industrials, health care, & consumer discretionary sectors contributed the most. Among the key contributors were an overweight position in Ciena Corp., an underweight position in Avantor, Inc., & an overweight position in Rambus Inc.

↓ Top detractors from performance: Stock selection in the consumer staples, communication services, & information technology sectors detracted the most.  Key individual detractors for the period included an underweight position in Lumentum Holdings, Inc., an overweight position in BellRing Brands, Inc., & an underweight position in EchoStar Corp. Class A.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P MidCap 400® Index
2015	$10,000	$10,000	$10,000
2016	$11,783	$11,274	$12,074
2017	$13,348	$13,656	$14,035
2018	$11,410	$12,941	$12,480
2019	$14,461	$16,955	$15,749
2020	$15,615	$20,497	$17,901
2021	$19,907	$25,756	$22,333
2022	$17,018	$20,808	$19,416
2023	$19,945	$26,210	$22,608
2024	$22,920	$32,449	$25,757
2025	$24,728	$38,013	$27,689

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	7.89%	9.63%	9.48%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

AssetsNet	$ 741,150,395
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 3,538,764
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$741,150,395 # of Portfolio Holdings312 Portfolio Turnover Rate71% Investment Advisory Fees Paid$3,538,764
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Industrials	23.6%
Financials	16.1%
Information Technology	13.5%
Consumer Discretionary	11.5%
Health Care	9.2%
Real Estate	6.7%
Materials	5.0%
Consumer Staples	4.2%
Energy	3.9%
Utilities	3.6%
Communication Services	1.5%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Ciena Corp.	1.1%
Curtiss-Wright Corp.	1.1%
US Foods Holding Corp.	1.0%
Pure Storage, Inc. - Class A	1.0%
Royal Gold, Inc.	0.9%
Equitable Holdings, Inc.	0.9%
Jones Lang LaSalle, Inc.	0.9%
Evercore, Inc. - Class A	0.9%
TopBuild Corp.	0.8%
Acuity Brands, Inc.	0.8%

Material Fund Change [Text Block]
C000023726
Shareholder Report [Line Items]
Fund Name	Voya Index Plus SmallCap Portfolio
Class Name	Class I
Trading Symbol	IPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 600® Index. The main contributor to performance came from the core model, specifically the sentiment & operations pillars.

↑ Top contributors to performance:  On the sector level, stock selection within industrials, consumer discretionary, & health care sectors contributed the most value. Among the key contributors were the underweight positions in Robert Half Inc. & FMC Corp., as well as not owning Newell Brands Inc.

↓ Top detractors from performance: Stock selection in the information technology, materials, & energy sectors detracted the most.  Key individual detractors included underweight positions in MP Materials Corp. Class A, Kratos Defense & Security Solutions, Inc., & TTM Technologies, Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P SmallCap 600® Index
2015	$10,000	$10,000	$10,000
2016	$12,732	$11,274	$12,656
2017	$13,995	$13,656	$14,330
2018	$12,260	$12,941	$13,115
2019	$14,933	$16,955	$16,103
2020	$15,738	$20,497	$17,921
2021	$20,215	$25,756	$22,727
2022	$17,384	$20,808	$19,068
2023	$20,549	$26,210	$22,129
2024	$22,334	$32,449	$24,053
2025	$24,182	$38,013	$25,500

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.27%	8.97%	9.23%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%

AssetsNet	$ 355,214,136
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 1,630,502
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$355,214,136 # of Portfolio Holdings462 Portfolio Turnover Rate76% Investment Advisory Fees Paid$1,630,502
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	4.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.0%
Industrials	16.3%
Information Technology	14.4%
Consumer Discretionary	12.7%
Health Care	11.6%
Real Estate	5.8%
Materials	5.7%
Energy	4.2%
Communication Services	3.5%
Consumer Staples	2.7%
Utilities	2.2%
Short-Term Investments	4.5%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Piper Sandler Cos.	0.8%
Arrowhead Pharmaceuticals, Inc.	0.7%
Granite Construction, Inc.	0.7%
Element Solutions, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
EnPro Industries, Inc.	0.7%
Cushman & Wakefield Ltd.	0.6%
Urban Outfitters, Inc.	0.6%
Zurn Elkay Water Solutions Corp.	0.6%
First BanCorp/Puerto Rico	0.6%

Material Fund Change [Text Block]
C000023727
Shareholder Report [Line Items]
Fund Name	Voya Index Plus SmallCap Portfolio
Class Name	Class S
Trading Symbol	IPSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 600® Index. The main contributor to performance came from the core model, specifically the sentiment & operations pillars.

↑ Top contributors to performance:  On the sector level, stock selection within industrials, consumer discretionary, & health care sectors contributed the most value. Among the key contributors were the underweight positions in Robert Half Inc. & FMC Corp., as well as not owning Newell Brands Inc.

↓ Top detractors from performance: Stock selection in the information technology, materials, & energy sectors detracted the most.  Key individual detractors included underweight positions in MP Materials Corp. Class A, Kratos Defense & Security Solutions, Inc., & TTM Technologies, Inc.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P SmallCap 600® Index
2015	$10,000	$10,000	$10,000
2016	$12,701	$11,274	$12,656
2017	$13,921	$13,656	$14,330
2018	$12,164	$12,941	$13,115
2019	$14,786	$16,955	$16,103
2020	$15,541	$20,497	$17,921
2021	$19,913	$25,756	$22,727
2022	$17,085	$20,808	$19,068
2023	$20,142	$26,210	$22,129
2024	$21,832	$32,449	$24,053
2025	$23,605	$38,013	$25,500

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.12%	8.72%	8.97%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%

AssetsNet	$ 355,214,136
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 1,630,502
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$355,214,136 # of Portfolio Holdings462 Portfolio Turnover Rate76% Investment Advisory Fees Paid$1,630,502
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	4.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.0%
Industrials	16.3%
Information Technology	14.4%
Consumer Discretionary	12.7%
Health Care	11.6%
Real Estate	5.8%
Materials	5.7%
Energy	4.2%
Communication Services	3.5%
Consumer Staples	2.7%
Utilities	2.2%
Short-Term Investments	4.5%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Piper Sandler Cos.	0.8%
Arrowhead Pharmaceuticals, Inc.	0.7%
Granite Construction, Inc.	0.7%
Element Solutions, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
EnPro Industries, Inc.	0.7%
Cushman & Wakefield Ltd.	0.6%
Urban Outfitters, Inc.	0.6%
Zurn Elkay Water Solutions Corp.	0.6%
First BanCorp/Puerto Rico	0.6%

Material Fund Change [Text Block]
C000060418
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class ADV
Trading Symbol	IIIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within financials, utilities & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2015	$10,000	$10,000	$10,000
2016	$10,037	$10,450	$10,100
2017	$12,465	$13,291	$12,628
2018	$10,706	$11,404	$10,887
2019	$12,940	$13,857	$13,283
2020	$13,882	$15,333	$14,321
2021	$15,327	$16,532	$15,934
2022	$13,023	$13,887	$13,632
2023	$15,251	$16,055	$16,118
2024	$15,649	$16,944	$16,734
2025	$20,387	$22,431	$21,958

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	30.28%	7.99%	7.38%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE® Index	31.22%	8.92%	8.18%

AssetsNet	$ 585,503,628
Holdings Count | Holding	710
Advisory Fees Paid, Amount	$ 3,539,622
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$585,503,628 # of Portfolio Holdings710 Portfolio Turnover Rate4% Investment Advisory Fees Paid$3,539,622
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.0%
Countries-Other	11.3%
Sweden	3.1%
Italy	3.2%
Spain	3.6%
Netherlands	4.4%
Switzerland	4.8%
Australia	6.8%
France	8.8%
United States	9.2%
Germany	9.3%
United Kingdom	11.0%
Japan	21.5%

Largest Holdings [Text Block]

Top 10 Holdings

ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Material Fund Change [Text Block]
C000060419
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class I
Trading Symbol	IIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$53	0.46%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within financials, utilities & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2015	$10,000	$10,000	$10,000
2016	$10,083	$10,450	$10,100
2017	$12,592	$13,291	$12,628
2018	$10,863	$11,404	$10,887
2019	$13,192	$13,857	$13,283
2020	$14,235	$15,333	$14,321
2021	$15,781	$16,532	$15,934
2022	$13,479	$13,887	$13,632
2023	$15,869	$16,055	$16,118
2024	$16,350	$16,944	$16,734
2025	$21,402	$22,431	$21,958

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	30.89%	8.50%	7.91%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE® Index	31.22%	8.92%	8.18%

AssetsNet	$ 585,503,628
Holdings Count | Holding	710
Advisory Fees Paid, Amount	$ 3,539,622
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$585,503,628 # of Portfolio Holdings710 Portfolio Turnover Rate4% Investment Advisory Fees Paid$3,539,622
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.0%
Countries-Other	11.3%
Sweden	3.1%
Italy	3.2%
Spain	3.6%
Netherlands	4.4%
Switzerland	4.8%
Australia	6.8%
France	8.8%
United States	9.2%
Germany	9.3%
United Kingdom	11.0%
Japan	21.5%

Largest Holdings [Text Block]

Top 10 Holdings

ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Material Fund Change [Text Block]
C000060420
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class S
Trading Symbol	INTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within financials, utilities & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2015	$10,000	$10,000	$10,000
2016	$10,055	$10,450	$10,100
2017	$12,518	$13,291	$12,628
2018	$10,783	$11,404	$10,887
2019	$13,052	$13,857	$13,283
2020	$14,046	$15,333	$14,321
2021	$15,537	$16,532	$15,934
2022	$13,226	$13,887	$13,632
2023	$15,546	$16,055	$16,118
2024	$15,968	$16,944	$16,734
2025	$20,835	$22,431	$21,958

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	30.48%	8.21%	7.62%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE® Index	31.22%	8.92%	8.18%

AssetsNet	$ 585,503,628
Holdings Count | Holding	710
Advisory Fees Paid, Amount	$ 3,539,622
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$585,503,628 # of Portfolio Holdings710 Portfolio Turnover Rate4% Investment Advisory Fees Paid$3,539,622
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.0%
Countries-Other	11.3%
Sweden	3.1%
Italy	3.2%
Spain	3.6%
Netherlands	4.4%
Switzerland	4.8%
Australia	6.8%
France	8.8%
United States	9.2%
Germany	9.3%
United Kingdom	11.0%
Japan	21.5%

Largest Holdings [Text Block]

Top 10 Holdings

ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Material Fund Change [Text Block]
C000074922
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class S2
Trading Symbol	ISIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within financials, utilities & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2015	$10,000	$10,000	$10,000
2016	$10,037	$10,450	$10,100
2017	$12,490	$13,291	$12,628
2018	$10,733	$11,404	$10,887
2019	$12,979	$13,857	$13,283
2020	$13,940	$15,333	$14,321
2021	$15,402	$16,532	$15,934
2022	$13,094	$13,887	$13,632
2023	$15,359	$16,055	$16,118
2024	$15,762	$16,944	$16,734
2025	$20,540	$22,431	$21,958

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	30.31%	8.06%	7.46%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE® Index	31.22%	8.92%	8.18%

AssetsNet	$ 585,503,628
Holdings Count | Holding	710
Advisory Fees Paid, Amount	$ 3,539,622
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$585,503,628 # of Portfolio Holdings710 Portfolio Turnover Rate4% Investment Advisory Fees Paid$3,539,622
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.0%
Countries-Other	11.3%
Sweden	3.1%
Italy	3.2%
Spain	3.6%
Netherlands	4.4%
Switzerland	4.8%
Australia	6.8%
France	8.8%
United States	9.2%
Germany	9.3%
United Kingdom	11.0%
Japan	21.5%

Largest Holdings [Text Block]

Top 10 Holdings

ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Material Fund Change [Text Block]
C000076102
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class ADV
Trading Symbol	IRLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within utilities, communication services & information technology.

↓ Top detractors from performance: By contrast, real estate & consumer staples were the bottom performing sectors on an absolute basis for the reporting period posted negative returns.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Top 200® Growth Index
2015	$10,000	$10,000	$10,143
2016	$10,613	$10,929	$10,848
2017	$13,860	$13,238	$14,311
2018	$13,660	$12,545	$14,236
2019	$18,468	$16,436	$19,430
2020	$25,450	$19,869	$27,073
2021	$33,082	$24,968	$35,531
2022	$23,024	$20,172	$24,964
2023	$33,452	$25,408	$36,603
2024	$44,797	$31,456	$49,472
2025	$52,648	$38,013	$57,856

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	17.53%	15.65%	18.07%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Growth Index	18.62%	16.73%	19.19%

AssetsNet	$ 1,567,113,778
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 5,303,977
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,567,113,778 # of Portfolio Holdings112 Portfolio Turnover Rate53% Investment Advisory Fees Paid$5,303,977
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	53.7%
Communication Services	12.2%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.4%
Industrials	4.6%
Consumer Staples	2.7%
Exchange-Traded Funds	0.9%
Real Estate	0.4%
Materials	0.3%
Energy	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.8%
Apple, Inc.	12.6%
Microsoft Corp.	11.4%
Amazon.com, Inc.	4.0%
Alphabet, Inc. - Class A	3.8%
Broadcom, Inc.	3.8%
Tesla, Inc.	3.6%
Meta Platforms, Inc. - Class A	3.5%
Eli Lilly & Co.	3.1%
Alphabet, Inc. - Class C	3.1%

Material Fund Change [Text Block]
C000076103
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class I
Trading Symbol	IRLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within utilities, communication services & information technology.

↓ Top detractors from performance: By contrast, real estate & consumer staples were the bottom performing sectors on an absolute basis for the reporting period posted negative returns.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Top 200® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,657	$11,274	$10,695
2017	$13,988	$13,656	$14,109
2018	$13,853	$12,941	$14,035
2019	$18,817	$16,955	$19,156
2020	$26,055	$20,497	$26,691
2021	$34,045	$25,756	$35,030
2022	$23,822	$20,808	$24,612
2023	$34,778	$26,210	$36,087
2024	$46,811	$32,449	$48,774
2025	$55,294	$38,013	$57,856

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	18.12%	16.24%	18.65%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Growth Index	18.62%	16.73%	19.19%

AssetsNet	$ 1,567,113,778
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 5,303,977
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,567,113,778 # of Portfolio Holdings112 Portfolio Turnover Rate53% Investment Advisory Fees Paid$5,303,977
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	53.7%
Communication Services	12.2%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.4%
Industrials	4.6%
Consumer Staples	2.7%
Exchange-Traded Funds	0.9%
Real Estate	0.4%
Materials	0.3%
Energy	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.8%
Apple, Inc.	12.6%
Microsoft Corp.	11.4%
Amazon.com, Inc.	4.0%
Alphabet, Inc. - Class A	3.8%
Broadcom, Inc.	3.8%
Tesla, Inc.	3.6%
Meta Platforms, Inc. - Class A	3.5%
Eli Lilly & Co.	3.1%
Alphabet, Inc. - Class C	3.1%

Material Fund Change [Text Block]
C000076104
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class S
Trading Symbol	IRLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within utilities, communication services & information technology.

↓ Top detractors from performance: By contrast, real estate & consumer staples were the bottom performing sectors on an absolute basis for the reporting period posted negative returns.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Top 200® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,631	$11,274	$10,695
2017	$13,919	$13,656	$14,109
2018	$13,751	$12,941	$14,035
2019	$18,628	$16,955	$19,156
2020	$25,730	$20,497	$26,691
2021	$33,541	$25,756	$35,030
2022	$23,409	$20,808	$24,612
2023	$34,095	$26,210	$36,087
2024	$45,775	$32,449	$48,774
2025	$53,933	$38,013	$57,856

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	17.82%	15.95%	18.35%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Growth Index	18.62%	16.73%	19.19%

AssetsNet	$ 1,567,113,778
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 5,303,977
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,567,113,778 # of Portfolio Holdings112 Portfolio Turnover Rate53% Investment Advisory Fees Paid$5,303,977
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	53.7%
Communication Services	12.2%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.4%
Industrials	4.6%
Consumer Staples	2.7%
Exchange-Traded Funds	0.9%
Real Estate	0.4%
Materials	0.3%
Energy	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.8%
Apple, Inc.	12.6%
Microsoft Corp.	11.4%
Amazon.com, Inc.	4.0%
Alphabet, Inc. - Class A	3.8%
Broadcom, Inc.	3.8%
Tesla, Inc.	3.6%
Meta Platforms, Inc. - Class A	3.5%
Eli Lilly & Co.	3.1%
Alphabet, Inc. - Class C	3.1%

Material Fund Change [Text Block]
C000060424
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, industrials and materials.

↓ Top detractors from performance: By contrast, consumer staples was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Top 200® Index
2015	$10,000	$10,000	$10,000
2016	$11,045	$11,274	$11,133
2017	$13,470	$13,656	$13,689
2018	$12,943	$12,941	$13,268
2019	$16,910	$16,955	$17,480
2020	$20,503	$20,497	$21,390
2021	$26,000	$25,756	$27,358
2022	$20,675	$20,808	$21,949
2023	$26,620	$26,210	$28,502
2024	$33,630	$32,449	$36,322
2025	$39,728	$38,013	$43,292

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	18.13%	14.14%	14.79%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Index	19.19%	15.14%	15.78%

AssetsNet	$ 1,013,313,652
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 2,512,662
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,013,313,652 # of Portfolio Holdings201 Portfolio Turnover Rate11% Investment Advisory Fees Paid$2,512,662
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.7%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	37.3%
Financials	13.1%
Communication Services	11.8%
Consumer Discretionary	10.1%
Health Care	9.5%
Industrials	6.6%
Consumer Staples	4.6%
Energy	2.2%
Utilities	1.3%
Materials	1.3%
Real Estate	0.9%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.6%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	2.9%
Meta Platforms, Inc. - Class A	2.8%
Tesla, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	1.8%

Material Fund Change [Text Block]
C000060425
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, industrials and materials.

↓ Top detractors from performance: By contrast, consumer staples was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Top 200® Index
2015	$10,000	$10,000	$10,000
2016	$11,095	$11,274	$11,133
2017	$13,599	$13,656	$13,689
2018	$13,129	$12,941	$13,268
2019	$17,244	$16,955	$17,480
2020	$21,013	$20,497	$21,390
2021	$26,771	$25,756	$27,358
2022	$21,399	$20,808	$21,949
2023	$27,692	$26,210	$28,502
2024	$35,154	$32,449	$36,322
2025	$41,744	$38,013	$43,292

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	18.75%	14.72%	15.36%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Index	19.19%	15.14%	15.78%

AssetsNet	$ 1,013,313,652
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 2,512,662
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,013,313,652 # of Portfolio Holdings201 Portfolio Turnover Rate11% Investment Advisory Fees Paid$2,512,662
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.7%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	37.3%
Financials	13.1%
Communication Services	11.8%
Consumer Discretionary	10.1%
Health Care	9.5%
Industrials	6.6%
Consumer Staples	4.6%
Energy	2.2%
Utilities	1.3%
Materials	1.3%
Real Estate	0.9%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.6%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	2.9%
Meta Platforms, Inc. - Class A	2.8%
Tesla, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	1.8%

Material Fund Change [Text Block]
C000060426
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, industrials and materials.

↓ Top detractors from performance: By contrast, consumer staples was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Top 200® Index
2015	$10,000	$10,000	$10,000
2016	$11,074	$11,274	$11,133
2017	$13,540	$13,656	$13,689
2018	$13,041	$12,941	$13,268
2019	$17,078	$16,955	$17,480
2020	$20,763	$20,497	$21,390
2021	$26,395	$25,756	$27,358
2022	$21,047	$20,808	$21,949
2023	$27,167	$26,210	$28,502
2024	$34,400	$32,449	$36,322
2025	$40,766	$38,013	$43,292

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	18.51%	14.45%	15.09%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Index	19.19%	15.14%	15.78%

AssetsNet	$ 1,013,313,652
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 2,512,662
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,013,313,652 # of Portfolio Holdings201 Portfolio Turnover Rate11% Investment Advisory Fees Paid$2,512,662
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.7%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	37.3%
Financials	13.1%
Communication Services	11.8%
Consumer Discretionary	10.1%
Health Care	9.5%
Industrials	6.6%
Consumer Staples	4.6%
Energy	2.2%
Utilities	1.3%
Materials	1.3%
Real Estate	0.9%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.6%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	2.9%
Meta Platforms, Inc. - Class A	2.8%
Tesla, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	1.8%

Material Fund Change [Text Block]
C000074924
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, industrials and materials.

↓ Top detractors from performance: By contrast, consumer staples was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell Top 200® Index
2015	$10,000	$10,000	$10,000
2016	$11,053	$11,274	$11,133
2017	$13,493	$13,656	$13,689
2018	$12,979	$12,941	$13,268
2019	$16,977	$16,955	$17,480
2020	$20,605	$20,497	$21,390
2021	$26,152	$25,756	$27,358
2022	$20,817	$20,808	$21,949
2023	$26,830	$26,210	$28,502
2024	$33,919	$32,449	$36,322
2025	$40,118	$38,013	$43,292

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	18.28%	14.25%	14.90%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Index	19.19%	15.14%	15.78%

AssetsNet	$ 1,013,313,652
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 2,512,662
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,013,313,652 # of Portfolio Holdings201 Portfolio Turnover Rate11% Investment Advisory Fees Paid$2,512,662
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.7%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	37.3%
Financials	13.1%
Communication Services	11.8%
Consumer Discretionary	10.1%
Health Care	9.5%
Industrials	6.6%
Consumer Staples	4.6%
Energy	2.2%
Utilities	1.3%
Materials	1.3%
Real Estate	0.9%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.6%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	2.9%
Meta Platforms, Inc. - Class A	2.8%
Tesla, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	1.8%

Material Fund Change [Text Block]
C000076109
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class ADV
Trading Symbol	IRVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, materials & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Top 200® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,510	$11,274	$11,620
2017	$13,012	$13,656	$13,227
2018	$12,078	$12,941	$12,404
2019	$15,134	$16,955	$15,674
2020	$15,284	$20,497	$15,931
2021	$18,713	$25,756	$19,669
2022	$17,598	$20,808	$18,664
2023	$19,302	$26,210	$20,650
2024	$22,077	$32,449	$23,782
2025	$25,919	$38,013	$28,175

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	17.40%	11.14%	9.99%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Value Index	18.47%	12.08%	10.91%

AssetsNet	$ 288,324,419
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 918,514
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$288,324,419 # of Portfolio Holdings155 Portfolio Turnover Rate32% Investment Advisory Fees Paid$918,514
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Financials	24.3%
Health Care	13.9%
Information Technology	11.4%
Industrials	10.7%
Communication Services	10.6%
Consumer Staples	7.9%
Consumer Discretionary	6.9%
Energy	5.3%
Utilities	3.1%
Materials	2.9%
Real Estate	1.7%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.5%
JPMorgan Chase & Co.	4.2%
Alphabet, Inc. - Class A	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class C	2.6%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	2.4%
Walmart, Inc.	2.1%
Bank of America Corp.	1.6%
Procter & Gamble Co.	1.6%

Material Fund Change [Text Block]
C000076106
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class I
Trading Symbol	IRVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, materials & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Top 200® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,564	$11,274	$11,620
2017	$13,120	$13,656	$13,227
2018	$12,251	$12,941	$12,404
2019	$15,426	$16,955	$15,674
2020	$15,655	$20,497	$15,931
2021	$19,254	$25,756	$19,669
2022	$18,198	$20,808	$18,664
2023	$20,068	$26,210	$20,650
2024	$23,075	$32,449	$23,782
2025	$27,216	$38,013	$28,175

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.94%	11.69%	10.53%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Value Index	18.47%	12.08%	10.91%

AssetsNet	$ 288,324,419
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 918,514
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$288,324,419 # of Portfolio Holdings155 Portfolio Turnover Rate32% Investment Advisory Fees Paid$918,514
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Financials	24.3%
Health Care	13.9%
Information Technology	11.4%
Industrials	10.7%
Communication Services	10.6%
Consumer Staples	7.9%
Consumer Discretionary	6.9%
Energy	5.3%
Utilities	3.1%
Materials	2.9%
Real Estate	1.7%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.5%
JPMorgan Chase & Co.	4.2%
Alphabet, Inc. - Class A	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class C	2.6%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	2.4%
Walmart, Inc.	2.1%
Bank of America Corp.	1.6%
Procter & Gamble Co.	1.6%

Material Fund Change [Text Block]
C000076107
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class S
Trading Symbol	IRVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, materials & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Top 200® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,530	$11,274	$11,620
2017	$13,052	$13,656	$13,227
2018	$12,157	$12,941	$12,404
2019	$15,271	$16,955	$15,674
2020	$15,455	$20,497	$15,931
2021	$18,966	$25,756	$19,669
2022	$17,882	$20,808	$18,664
2023	$19,668	$26,210	$20,650
2024	$22,552	$32,449	$23,782
2025	$26,541	$38,013	$28,175

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	17.69%	11.42%	10.25%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Value Index	18.47%	12.08%	10.91%

AssetsNet	$ 288,324,419
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 918,514
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$288,324,419 # of Portfolio Holdings155 Portfolio Turnover Rate32% Investment Advisory Fees Paid$918,514
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Financials	24.3%
Health Care	13.9%
Information Technology	11.4%
Industrials	10.7%
Communication Services	10.6%
Consumer Staples	7.9%
Consumer Discretionary	6.9%
Energy	5.3%
Utilities	3.1%
Materials	2.9%
Real Estate	1.7%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.5%
JPMorgan Chase & Co.	4.2%
Alphabet, Inc. - Class A	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class C	2.6%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	2.4%
Walmart, Inc.	2.1%
Bank of America Corp.	1.6%
Procter & Gamble Co.	1.6%

Material Fund Change [Text Block]
C000076111
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class I
Trading Symbol	IRGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, health care & materials.

↓ Top detractors from performance: By contrast, consumer staples, energy & communication services were the bottom absolute performing sectors.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,711	$11,274	$10,733
2017	$13,353	$13,656	$13,445
2018	$12,667	$12,941	$12,807
2019	$17,084	$16,955	$17,349
2020	$23,035	$20,497	$23,524
2021	$25,867	$25,756	$26,518
2022	$18,891	$20,808	$19,433
2023	$23,679	$26,210	$24,459
2024	$28,780	$32,449	$29,865
2025	$31,183	$38,013	$32,451

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.35%	6.24%	12.04%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet	$ 73,192,863
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 2,461,926
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$73,192,863 # of Portfolio Holdings285 Portfolio Turnover Rate62% Investment Advisory Fees Paid$2,461,926
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Exchange-Traded Funds	0.8%
Common Stock	97.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.5%
Industrials	20.5%
Information Technology	16.7%
Health Care	15.2%
Financials	9.7%
Communication Services	5.8%
Utilities	2.8%
Energy	2.6%
Consumer Staples	1.5%
Real Estate	1.3%
Exchange-Traded Funds	0.8%
Materials	0.3%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Howmet Aerospace, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Hilton Worldwide Holdings, Inc.	2.2%
AmerisourceBergen Corp.	2.0%
Cloudflare, Inc. - Class A	2.0%
Vertiv Holdings Co. - Class A	2.0%
Carvana Co.	1.9%
Vistra Corp.	1.8%
IDEXX Laboratories, Inc.	1.8%
Alnylam Pharmaceuticals, Inc.	1.7%

Material Fund Change [Text Block]
C000076112
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class S
Trading Symbol	IRGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, health care & materials.

↓ Top detractors from performance: By contrast, consumer staples, energy & communication services were the bottom absolute performing sectors.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,681	$11,274	$10,733
2017	$13,283	$13,656	$13,445
2018	$12,570	$12,941	$12,807
2019	$16,910	$16,955	$17,349
2020	$22,747	$20,497	$23,524
2021	$25,483	$25,756	$26,518
2022	$18,562	$20,808	$19,433
2023	$23,206	$26,210	$24,459
2024	$28,143	$32,449	$29,865
2025	$30,417	$38,013	$32,451

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.08%	5.98%	11.77%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet	$ 73,192,863
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 2,461,926
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$73,192,863 # of Portfolio Holdings285 Portfolio Turnover Rate62% Investment Advisory Fees Paid$2,461,926
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Exchange-Traded Funds	0.8%
Common Stock	97.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.5%
Industrials	20.5%
Information Technology	16.7%
Health Care	15.2%
Financials	9.7%
Communication Services	5.8%
Utilities	2.8%
Energy	2.6%
Consumer Staples	1.5%
Real Estate	1.3%
Exchange-Traded Funds	0.8%
Materials	0.3%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Howmet Aerospace, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Hilton Worldwide Holdings, Inc.	2.2%
AmerisourceBergen Corp.	2.0%
Cloudflare, Inc. - Class A	2.0%
Vertiv Holdings Co. - Class A	2.0%
Carvana Co.	1.9%
Vistra Corp.	1.8%
IDEXX Laboratories, Inc.	1.8%
Alnylam Pharmaceuticals, Inc.	1.7%

Material Fund Change [Text Block]
C000076113
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class S2
Trading Symbol	IRGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, health care & materials.

↓ Top detractors from performance: By contrast, consumer staples, energy & communication services were the bottom absolute performing sectors.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,665	$11,274	$10,733
2017	$13,244	$13,656	$13,445
2018	$12,511	$12,941	$12,807
2019	$16,810	$16,955	$17,349
2020	$22,578	$20,497	$23,524
2021	$25,252	$25,756	$26,518
2022	$18,367	$20,808	$19,433
2023	$22,929	$26,210	$24,459
2024	$27,761	$32,449	$29,865
2025	$29,956	$38,013	$32,451

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	7.91%	5.82%	11.60%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet	$ 73,192,863
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 2,461,926
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$73,192,863 # of Portfolio Holdings285 Portfolio Turnover Rate62% Investment Advisory Fees Paid$2,461,926
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Exchange-Traded Funds	0.8%
Common Stock	97.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.5%
Industrials	20.5%
Information Technology	16.7%
Health Care	15.2%
Financials	9.7%
Communication Services	5.8%
Utilities	2.8%
Energy	2.6%
Consumer Staples	1.5%
Real Estate	1.3%
Exchange-Traded Funds	0.8%
Materials	0.3%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Howmet Aerospace, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Hilton Worldwide Holdings, Inc.	2.2%
AmerisourceBergen Corp.	2.0%
Cloudflare, Inc. - Class A	2.0%
Vertiv Holdings Co. - Class A	2.0%
Carvana Co.	1.9%
Vistra Corp.	1.8%
IDEXX Laboratories, Inc.	1.8%
Alnylam Pharmaceuticals, Inc.	1.7%

Material Fund Change [Text Block]
C000060427
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, communication services, utilities and industrials.

↓ Top detractors from performance: By contrast, consumer staples and real estate were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000
2016	$11,286	$11,274	$11,380
2017	$13,248	$13,656	$13,488
2018	$11,949	$12,941	$12,266
2019	$15,453	$16,955	$16,012
2020	$17,926	$20,497	$18,749
2021	$21,798	$25,756	$22,983
2022	$17,860	$20,808	$19,002
2023	$20,773	$26,210	$22,276
2024	$23,748	$32,449	$25,694
2025	$26,026	$38,013	$28,417

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	9.60%	7.74%	10.04%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%

AssetsNet	$ 611,509,624
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 2,491,193
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$611,509,624 # of Portfolio Holdings822 Portfolio Turnover Rate26% Investment Advisory Fees Paid$2,491,193
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Short-Term Investments	1.5%
Exchange-Traded Funds	0.4%
Common Stock	99.6%

Sector Allocation

Value	Value
Industrials	18.4%
Financials	15.3%
Information Technology	12.2%
Consumer Discretionary	11.5%
Health Care	9.9%
Real Estate	6.9%
Utilities	6.0%
Energy	5.6%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	4.2%
Exchange-Traded Funds	0.4%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Robinhood Markets, Inc. - Class A	0.7%
Howmet Aerospace, Inc.	0.7%
Bank of New York Mellon Corp.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cummins, Inc.	0.6%
Corning, Inc.	0.5%
Warner Bros Discovery, Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Quanta Services, Inc.	0.5%
AmerisourceBergen Corp.	0.5%

Material Fund Change [Text Block]
C000060428
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, communication services, utilities and industrials.

↓ Top detractors from performance: By contrast, consumer staples and real estate were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000
2016	$11,340	$11,274	$11,380
2017	$13,378	$13,656	$13,488
2018	$12,133	$12,941	$12,266
2019	$15,766	$16,955	$16,012
2020	$18,394	$20,497	$18,749
2021	$22,473	$25,756	$22,983
2022	$18,514	$20,808	$19,002
2023	$21,629	$26,210	$22,276
2024	$24,852	$32,449	$25,694
2025	$27,357	$38,013	$28,417

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.08%	8.26%	10.59%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%

AssetsNet	$ 611,509,624
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 2,491,193
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$611,509,624 # of Portfolio Holdings822 Portfolio Turnover Rate26% Investment Advisory Fees Paid$2,491,193
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Short-Term Investments	1.5%
Exchange-Traded Funds	0.4%
Common Stock	99.6%

Sector Allocation

Value	Value
Industrials	18.4%
Financials	15.3%
Information Technology	12.2%
Consumer Discretionary	11.5%
Health Care	9.9%
Real Estate	6.9%
Utilities	6.0%
Energy	5.6%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	4.2%
Exchange-Traded Funds	0.4%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Robinhood Markets, Inc. - Class A	0.7%
Howmet Aerospace, Inc.	0.7%
Bank of New York Mellon Corp.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cummins, Inc.	0.6%
Corning, Inc.	0.5%
Warner Bros Discovery, Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Quanta Services, Inc.	0.5%
AmerisourceBergen Corp.	0.5%

Material Fund Change [Text Block]
C000060429
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, communication services, utilities and industrials.

↓ Top detractors from performance: By contrast, consumer staples and real estate were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000
2016	$11,312	$11,274	$11,380
2017	$13,310	$13,656	$13,488
2018	$12,037	$12,941	$12,266
2019	$15,616	$16,955	$16,012
2020	$18,166	$20,497	$18,749
2021	$22,125	$25,756	$22,983
2022	$18,195	$20,808	$19,002
2023	$21,198	$26,210	$22,276
2024	$24,282	$32,449	$25,694
2025	$26,691	$38,013	$28,417

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	9.92%	8.00%	10.32%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%

AssetsNet	$ 611,509,624
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 2,491,193
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$611,509,624 # of Portfolio Holdings822 Portfolio Turnover Rate26% Investment Advisory Fees Paid$2,491,193
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Short-Term Investments	1.5%
Exchange-Traded Funds	0.4%
Common Stock	99.6%

Sector Allocation

Value	Value
Industrials	18.4%
Financials	15.3%
Information Technology	12.2%
Consumer Discretionary	11.5%
Health Care	9.9%
Real Estate	6.9%
Utilities	6.0%
Energy	5.6%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	4.2%
Exchange-Traded Funds	0.4%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Robinhood Markets, Inc. - Class A	0.7%
Howmet Aerospace, Inc.	0.7%
Bank of New York Mellon Corp.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cummins, Inc.	0.6%
Corning, Inc.	0.5%
Warner Bros Discovery, Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Quanta Services, Inc.	0.5%
AmerisourceBergen Corp.	0.5%

Material Fund Change [Text Block]
C000074925
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, communication services, utilities and industrials.

↓ Top detractors from performance: By contrast, consumer staples and real estate were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000
2016	$11,299	$11,274	$11,380
2017	$13,273	$13,656	$13,488
2018	$11,980	$12,941	$12,266
2019	$15,521	$16,955	$16,012
2020	$18,021	$20,497	$18,749
2021	$21,928	$25,756	$22,983
2022	$17,999	$20,808	$19,002
2023	$20,944	$26,210	$22,276
2024	$23,950	$32,449	$25,694
2025	$26,282	$38,013	$28,417

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	9.74%	7.84%	10.15%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%

AssetsNet	$ 611,509,624
Holdings Count | Holding	822
Advisory Fees Paid, Amount	$ 2,491,193
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$611,509,624 # of Portfolio Holdings822 Portfolio Turnover Rate26% Investment Advisory Fees Paid$2,491,193
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Short-Term Investments	1.5%
Exchange-Traded Funds	0.4%
Common Stock	99.6%

Sector Allocation

Value	Value
Industrials	18.4%
Financials	15.3%
Information Technology	12.2%
Consumer Discretionary	11.5%
Health Care	9.9%
Real Estate	6.9%
Utilities	6.0%
Energy	5.6%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	4.2%
Exchange-Traded Funds	0.4%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Robinhood Markets, Inc. - Class A	0.7%
Howmet Aerospace, Inc.	0.7%
Bank of New York Mellon Corp.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cummins, Inc.	0.6%
Corning, Inc.	0.5%
Warner Bros Discovery, Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Quanta Services, Inc.	0.5%
AmerisourceBergen Corp.	0.5%

Material Fund Change [Text Block]
C000060430
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within materials, health care and industrials.

↓ Top detractors from performance: By contrast, consumer staples and consumer discretionary were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,056	$11,274	$12,131
2017	$13,701	$13,656	$13,908
2018	$12,101	$12,941	$12,377
2019	$15,074	$16,955	$15,535
2020	$17,928	$20,497	$18,636
2021	$20,404	$25,756	$21,398
2022	$16,116	$20,808	$17,024
2023	$18,684	$26,210	$19,907
2024	$20,663	$32,449	$22,203
2025	$23,137	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	11.98%	5.23%	8.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 330,942,067
Holdings Count | Holding	1,760
Advisory Fees Paid, Amount	$ 1,323,436
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$330,942,067 # of Portfolio Holdings1,760 Portfolio Turnover Rate11% Investment Advisory Fees Paid$1,323,436
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	21.6%
Common Stock	96.8%

Sector Allocation

Value	Value
Health Care	18.2%
Financials	17.0%
Industrials	16.6%
Information Technology	14.4%
Consumer Discretionary	8.8%
Real Estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	21.6%
Liabilities in Excess of Other Assets	(18.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp. - Class A	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp. - Class A	0.5%
Nextracker, Inc. - Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Hecla Mining Co.	0.4%

Material Fund Change [Text Block]
C000060431
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within materials, health care and industrials.

↓ Top detractors from performance: By contrast, consumer staples and consumer discretionary were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,111	$11,274	$12,131
2017	$13,839	$13,656	$13,908
2018	$12,279	$12,941	$12,377
2019	$15,369	$16,955	$15,535
2020	$18,375	$20,497	$18,636
2021	$21,011	$25,756	$21,398
2022	$16,663	$20,808	$17,024
2023	$19,441	$26,210	$19,907
2024	$21,604	$32,449	$22,203
2025	$24,307	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.51%	5.75%	9.29%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 330,942,067
Holdings Count | Holding	1,760
Advisory Fees Paid, Amount	$ 1,323,436
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$330,942,067 # of Portfolio Holdings1,760 Portfolio Turnover Rate11% Investment Advisory Fees Paid$1,323,436
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	21.6%
Common Stock	96.8%

Sector Allocation

Value	Value
Health Care	18.2%
Financials	17.0%
Industrials	16.6%
Information Technology	14.4%
Consumer Discretionary	8.8%
Real Estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	21.6%
Liabilities in Excess of Other Assets	(18.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp. - Class A	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp. - Class A	0.5%
Nextracker, Inc. - Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Hecla Mining Co.	0.4%

Material Fund Change [Text Block]
C000060432
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within materials, health care and industrials.

↓ Top detractors from performance: By contrast, consumer staples and consumer discretionary were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,081	$11,274	$12,131
2017	$13,768	$13,656	$13,908
2018	$12,194	$12,941	$12,377
2019	$15,214	$16,955	$15,535
2020	$18,156	$20,497	$18,636
2021	$20,706	$25,756	$21,398
2022	$16,380	$20,808	$17,024
2023	$19,059	$26,210	$19,907
2024	$21,121	$32,449	$22,203
2025	$23,670	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	12.07%	5.45%	9.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 330,942,067
Holdings Count | Holding	1,760
Advisory Fees Paid, Amount	$ 1,323,436
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$330,942,067 # of Portfolio Holdings1,760 Portfolio Turnover Rate11% Investment Advisory Fees Paid$1,323,436
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	21.6%
Common Stock	96.8%

Sector Allocation

Value	Value
Health Care	18.2%
Financials	17.0%
Industrials	16.6%
Information Technology	14.4%
Consumer Discretionary	8.8%
Real Estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	21.6%
Liabilities in Excess of Other Assets	(18.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp. - Class A	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp. - Class A	0.5%
Nextracker, Inc. - Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Hecla Mining Co.	0.4%

Material Fund Change [Text Block]
C000074926
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within materials, health care and industrials.

↓ Top detractors from performance: By contrast, consumer staples and consumer discretionary were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,070	$11,274	$12,131
2017	$13,731	$13,656	$13,908
2018	$12,138	$12,941	$12,377
2019	$15,136	$16,955	$15,535
2020	$18,016	$20,497	$18,636
2021	$20,528	$25,756	$21,398
2022	$16,215	$20,808	$17,024
2023	$18,842	$26,210	$19,907
2024	$20,844	$32,449	$22,203
2025	$23,359	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	12.07%	5.33%	8.85%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 330,942,067
Holdings Count | Holding	1,760
Advisory Fees Paid, Amount	$ 1,323,436
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$330,942,067 # of Portfolio Holdings1,760 Portfolio Turnover Rate11% Investment Advisory Fees Paid$1,323,436
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	21.6%
Common Stock	96.8%

Sector Allocation

Value	Value
Health Care	18.2%
Financials	17.0%
Industrials	16.6%
Information Technology	14.4%
Consumer Discretionary	8.8%
Real Estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	21.6%
Liabilities in Excess of Other Assets	(18.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp. - Class A	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp. - Class A	0.5%
Nextracker, Inc. - Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Hecla Mining Co.	0.4%

Material Fund Change [Text Block]
C000074663
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class ADV
Trading Symbol	IASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$143	1.37%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection in the health care & financials sectors contributed to performance. An underweight in the consumer discretionary and energy sectors & an overweight to the information technology sector contributed to performance. On an individual stock basis, the overweights to Guardant Health, Inc. & Hims & Hers Health, Inc., as well as positioning in Primoris Services Corp. contributed to performance.

↓ Top detractors from performance: Stock selection in the information technology, materials, & industrials sectors detracted the most from performance. On an individual stock basis position in Bloom Energy Corp., & overweight positions in Vertex, Inc., and GEO Group Inc. detracted the most from performance.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,385	$11,274	$12,131
2017	$13,708	$13,656	$13,908
2018	$11,484	$12,941	$12,377
2019	$14,419	$16,955	$15,535
2020	$16,111	$20,497	$18,636
2021	$18,396	$25,756	$21,398
2022	$15,262	$20,808	$17,024
2023	$17,913	$26,210	$19,907
2024	$19,704	$32,449	$22,203
2025	$21,287	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	8.03%	5.73%	7.85%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 196,321,178
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,562,089
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,321,178 # of Portfolio Holdings176 Portfolio Turnover Rate111% Investment Advisory Fees Paid$1,562,089
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.7)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.7%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	17.1%
Information Technology	16.8%
Industrials	16.3%
Real Estate	7.0%
Consumer Discretionary	5.4%
Utilities	5.1%
Communication Services	3.8%
Materials	3.6%
Energy	2.4%
Exchange-Traded Funds	1.7%
Consumer Staples	0.7%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Mueller Water Products, Inc. - Class A	2.1%
Flowserve Corp.	2.0%
Alignment Healthcare, Inc.	1.9%
iShares Russell 2000 ETF	1.7%
Hancock Whitney Corp.	1.2%
Guardant Health, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Genworth Financial, Inc. - Class A	1.2%
Progyny, Inc.	1.2%
CareTrust REIT, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000023730
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class I
Trading Symbol	IVCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection in the health care & financials sectors contributed to performance. An underweight in the consumer discretionary and energy sectors & an overweight to the information technology sector contributed to performance. On an individual stock basis, the overweights to Guardant Health, Inc. & Hims & Hers Health, Inc., as well as positioning in Primoris Services Corp. contributed to performance.

↓ Top detractors from performance: Stock selection in the information technology, materials, & industrials sectors detracted the most from performance. On an individual stock basis position in Bloom Energy Corp., & overweight positions in Vertex, Inc., and GEO Group Inc. detracted the most from performance.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,449	$11,274	$12,131
2017	$13,854	$13,656	$13,908
2018	$11,659	$12,941	$12,377
2019	$14,715	$16,955	$15,535
2020	$16,522	$20,497	$18,636
2021	$18,961	$25,756	$21,398
2022	$15,799	$20,808	$17,024
2023	$18,643	$26,210	$19,907
2024	$20,611	$32,449	$22,203
2025	$22,381	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.59%	6.26%	8.39%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 196,321,178
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,562,089
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,321,178 # of Portfolio Holdings176 Portfolio Turnover Rate111% Investment Advisory Fees Paid$1,562,089
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.7)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.7%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	17.1%
Information Technology	16.8%
Industrials	16.3%
Real Estate	7.0%
Consumer Discretionary	5.4%
Utilities	5.1%
Communication Services	3.8%
Materials	3.6%
Energy	2.4%
Exchange-Traded Funds	1.7%
Consumer Staples	0.7%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Mueller Water Products, Inc. - Class A	2.1%
Flowserve Corp.	2.0%
Alignment Healthcare, Inc.	1.9%
iShares Russell 2000 ETF	1.7%
Hancock Whitney Corp.	1.2%
Guardant Health, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Genworth Financial, Inc. - Class A	1.2%
Progyny, Inc.	1.2%
CareTrust REIT, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000163202
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class R6
Trading Symbol	VSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection in the health care & financials sectors contributed to performance. An underweight in the consumer discretionary and energy sectors & an overweight to the information technology sector contributed to performance. On an individual stock basis, the overweights to Guardant Health, Inc. & Hims & Hers Health, Inc., as well as positioning in Primoris Services Corp. contributed to performance.

↓ Top detractors from performance: Stock selection in the information technology, materials, & industrials sectors detracted the most from performance. On an individual stock basis position in Bloom Energy Corp., & overweight positions in Vertex, Inc., and GEO Group Inc. detracted the most from performance.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,449	$11,274	$12,131
2017	$13,847	$13,656	$13,908
2018	$11,652	$12,941	$12,377
2019	$14,706	$16,955	$15,535
2020	$16,520	$20,497	$18,636
2021	$18,959	$25,756	$21,398
2022	$15,807	$20,808	$17,024
2023	$18,661	$26,210	$19,907
2024	$20,655	$32,449	$22,203
2025	$22,435	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	8.62%	6.31%	8.42%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 196,321,178
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,562,089
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,321,178 # of Portfolio Holdings176 Portfolio Turnover Rate111% Investment Advisory Fees Paid$1,562,089
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.7)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.7%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	17.1%
Information Technology	16.8%
Industrials	16.3%
Real Estate	7.0%
Consumer Discretionary	5.4%
Utilities	5.1%
Communication Services	3.8%
Materials	3.6%
Energy	2.4%
Exchange-Traded Funds	1.7%
Consumer Staples	0.7%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Mueller Water Products, Inc. - Class A	2.1%
Flowserve Corp.	2.0%
Alignment Healthcare, Inc.	1.9%
iShares Russell 2000 ETF	1.7%
Hancock Whitney Corp.	1.2%
Guardant Health, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Genworth Financial, Inc. - Class A	1.2%
Progyny, Inc.	1.2%
CareTrust REIT, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000023731
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class S
Trading Symbol	IVPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection in the health care & financials sectors contributed to performance. An underweight in the consumer discretionary and energy sectors & an overweight to the information technology sector contributed to performance. On an individual stock basis, the overweights to Guardant Health, Inc. & Hims & Hers Health, Inc., as well as positioning in Primoris Services Corp. contributed to performance.

↓ Top detractors from performance: Stock selection in the information technology, materials, & industrials sectors detracted the most from performance. On an individual stock basis position in Bloom Energy Corp., & overweight positions in Vertex, Inc., and GEO Group Inc. detracted the most from performance.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,416	$11,274	$12,131
2017	$13,783	$13,656	$13,908
2018	$11,571	$12,941	$12,377
2019	$14,563	$16,955	$15,535
2020	$16,317	$20,497	$18,636
2021	$18,677	$25,756	$21,398
2022	$15,528	$20,808	$17,024
2023	$18,274	$26,210	$19,907
2024	$20,163	$32,449	$22,203
2025	$22,209	$38,013	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	10.15%	6.36%	8.31%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 196,321,178
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,562,089
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,321,178 # of Portfolio Holdings176 Portfolio Turnover Rate111% Investment Advisory Fees Paid$1,562,089
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.7)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.7%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	17.1%
Information Technology	16.8%
Industrials	16.3%
Real Estate	7.0%
Consumer Discretionary	5.4%
Utilities	5.1%
Communication Services	3.8%
Materials	3.6%
Energy	2.4%
Exchange-Traded Funds	1.7%
Consumer Staples	0.7%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Mueller Water Products, Inc. - Class A	2.1%
Flowserve Corp.	2.0%
Alignment Healthcare, Inc.	1.9%
iShares Russell 2000 ETF	1.7%
Hancock Whitney Corp.	1.2%
Guardant Health, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Genworth Financial, Inc. - Class A	1.2%
Progyny, Inc.	1.2%
CareTrust REIT, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000060421
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class ADV
Trading Symbol	ILUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve positioning contributed, and to a lesser extent, sector allocation.

↓ Top detractors from performance: Security selection detracted from performance for the period.

Line Graph [Table Text Block]
	Class ADV	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,187	$10,265
2017	$10,461	$10,628
2018	$10,373	$10,629
2019	$11,171	$11,556
2020	$11,918	$12,424
2021	$11,645	$12,233
2022	$10,062	$10,641
2023	$10,516	$11,230
2024	$10,558	$11,370
2025	$11,210	$12,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	6.18%	-1.22%	1.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 488,750,102
Holdings Count | Holding	4,421
Advisory Fees Paid, Amount	$ 3,289,950
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$488,750,102 # of Portfolio Holdings4,421 Portfolio Turnover Rate420% Investment Advisory Fees Paid$3,289,950
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	10.4%
Asset-Backed Securities	0.5%
Municipal Bonds	0.5%
Commercial Mortgage-Backed Securities	0.6%
Sovereign Bonds	2.6%
Corporate Bonds/Notes	25.9%
U.S. Government Agency Obligations	27.1%
U.S. Treasury Obligations	32.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 11/15/35	7.8%
United States Treasury Notes, 3.375%, 12/31/27	5.3%
United States Treasury Notes, 3.500%, 12/15/28	4.7%
United States Treasury Notes, 3.625%, 12/31/30	3.8%
United States Treasury Bonds, 4.750%, 05/15/55	3.0%
United States Treasury Bonds, 4.625%, 11/15/45	2.7%
United States Treasury Notes, 3.875%, 12/31/32	2.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 06/01/36	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000060422
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class I
Trading Symbol	ILBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve positioning contributed, and to a lesser extent, sector allocation.

↓ Top detractors from performance: Security selection detracted from performance for the period.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,233	$10,265
2017	$10,560	$10,628
2018	$10,526	$10,629
2019	$11,399	$11,556
2020	$12,220	$12,424
2021	$11,992	$12,233
2022	$10,420	$10,641
2023	$10,945	$11,230
2024	$11,033	$11,370
2025	$11,772	$12,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.70%	-0.75%	1.64%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 488,750,102
Holdings Count | Holding	4,421
Advisory Fees Paid, Amount	$ 3,289,950
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$488,750,102 # of Portfolio Holdings4,421 Portfolio Turnover Rate420% Investment Advisory Fees Paid$3,289,950
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	10.4%
Asset-Backed Securities	0.5%
Municipal Bonds	0.5%
Commercial Mortgage-Backed Securities	0.6%
Sovereign Bonds	2.6%
Corporate Bonds/Notes	25.9%
U.S. Government Agency Obligations	27.1%
U.S. Treasury Obligations	32.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 11/15/35	7.8%
United States Treasury Notes, 3.375%, 12/31/27	5.3%
United States Treasury Notes, 3.500%, 12/15/28	4.7%
United States Treasury Notes, 3.625%, 12/31/30	3.8%
United States Treasury Bonds, 4.750%, 05/15/55	3.0%
United States Treasury Bonds, 4.625%, 11/15/45	2.7%
United States Treasury Notes, 3.875%, 12/31/32	2.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 06/01/36	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000060423
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class S
Trading Symbol	ILABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve positioning contributed, and to a lesser extent, sector allocation.

↓ Top detractors from performance: Security selection detracted from performance for the period.

Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,210	$10,265
2017	$10,510	$10,628
2018	$10,449	$10,629
2019	$11,279	$11,556
2020	$12,074	$12,424
2021	$11,818	$12,233
2022	$10,238	$10,641
2023	$10,727	$11,230
2024	$10,797	$11,370
2025	$11,542	$12,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	6.91%	-0.90%	1.45%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 488,750,102
Holdings Count | Holding	4,421
Advisory Fees Paid, Amount	$ 3,289,950
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$488,750,102 # of Portfolio Holdings4,421 Portfolio Turnover Rate420% Investment Advisory Fees Paid$3,289,950
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	10.4%
Asset-Backed Securities	0.5%
Municipal Bonds	0.5%
Commercial Mortgage-Backed Securities	0.6%
Sovereign Bonds	2.6%
Corporate Bonds/Notes	25.9%
U.S. Government Agency Obligations	27.1%
U.S. Treasury Obligations	32.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 11/15/35	7.8%
United States Treasury Notes, 3.375%, 12/31/27	5.3%
United States Treasury Notes, 3.500%, 12/15/28	4.7%
United States Treasury Notes, 3.625%, 12/31/30	3.8%
United States Treasury Bonds, 4.750%, 05/15/55	3.0%
United States Treasury Bonds, 4.625%, 11/15/45	2.7%
United States Treasury Notes, 3.875%, 12/31/32	2.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 06/01/36	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000074923
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class S2
Trading Symbol	IUSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve positioning contributed, and to a lesser extent, sector allocation.

↓ Top detractors from performance: Security selection detracted from performance for the period.

Line Graph [Table Text Block]
	Class S2	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,197	$10,265
2017	$10,481	$10,628
2018	$10,404	$10,629
2019	$11,225	$11,556
2020	$11,987	$12,424
2021	$11,715	$12,233
2022	$10,133	$10,641
2023	$10,601	$11,230
2024	$10,654	$11,370
2025	$11,324	$12,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	6.29%	-1.13%	1.25%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 488,750,102
Holdings Count | Holding	4,421
Advisory Fees Paid, Amount	$ 3,289,950
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$488,750,102 # of Portfolio Holdings4,421 Portfolio Turnover Rate420% Investment Advisory Fees Paid$3,289,950
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	10.4%
Asset-Backed Securities	0.5%
Municipal Bonds	0.5%
Commercial Mortgage-Backed Securities	0.6%
Sovereign Bonds	2.6%
Corporate Bonds/Notes	25.9%
U.S. Government Agency Obligations	27.1%
U.S. Treasury Obligations	32.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 11/15/35	7.8%
United States Treasury Notes, 3.375%, 12/31/27	5.3%
United States Treasury Notes, 3.500%, 12/15/28	4.7%
United States Treasury Notes, 3.625%, 12/31/30	3.8%
United States Treasury Bonds, 4.750%, 05/15/55	3.0%
United States Treasury Bonds, 4.625%, 11/15/45	2.7%
United States Treasury Notes, 3.875%, 12/31/32	2.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 06/01/36	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000240433
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series EM Portfolio
Class Name	Portfolio
Trading Symbol	VVIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Index Series EM Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$19	0.16%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EM IndexSM. The Fund attempts to track the MSCI EM IndexSM by investing in most of the stocks that make up the MSCI EM IndexSM. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EM IndexSM. This approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EM IndexSM. The Fund may not always hold all of the same securities as the MSCI EM IndexSM.

↑ Top contributors to performance: While all regions generated positive returns for the reporting period, absolute performance was strongest in Europe and Latin America.

↓ Top detractors from performance: Absolute performance was weakest in Africa/Mideast.

Line Graph [Table Text Block]
	Voya VACS Index Series EM Portfolio	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
3/15/2023	$10,000	$10,000	$10,000
2023	$11,040	$11,473	$11,070
2024	$11,719	$12,108	$11,901
2025	$15,718	$16,029	$15,895

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (3/15/2023)
Voya VACS Index Series EM Portfolio	34.13%	17.55%
MSCI All Country World Ex-U.S. Index℠	32.39%	18.41%
MSCI Emerging Markets Index℠	33.57%	18.05%

AssetsNet	$ 536,524,214
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 717,851
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$536,524,214 # of Portfolio Holdings955 Portfolio Turnover Rate5% Investment Advisory Fees Paid$717,851
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.8%
Countries-Other	6.8%
Indonesia	1.1%
Malaysia	1.2%
United Arab Emirates	1.4%
Mexico	2.0%
Saudi Arabia	2.8%
South Africa	3.2%
Brazil	4.2%
South Korea	13.0%
India	14.9%
Taiwan	20.0%
China	26.6%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Tencent Holdings Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.3%
Alibaba Group Holding Ltd.	3.0%
SK Hynix, Inc.	2.4%
HDFC Bank Ltd.	1.2%
Reliance Industries Ltd.	1.0%
China Construction Bank Corp. - Class H	0.9%
Hon Hai Precision Industry Co. Ltd.	0.9%
Xiaomi Corp. - Class B	0.8%

Material Fund Change [Text Block]
C000240434
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series I Portfolio
Class Name	Portfolio
Trading Symbol	VVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Index Series I Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$19	0.16%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within financials, utilities & industrials.

↓ Top detractors from performance: Consumer discretionary was the bottom absolute performing sector for the period.

Line Graph [Table Text Block]
	Voya VACS Index Series I Portfolio	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2/3/2023	$10,000	$10,000	$10,000
2023	$10,900	$10,614	$10,799
2024	$11,264	$11,201	$11,212
2025	$14,791	$14,829	$14,712

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (2/3/2023)
Voya VACS Index Series I Portfolio	31.31%	14.41%
MSCI All Country World Ex-U.S. Index℠	32.39%	14.51%
MSCI EAFE® Index	31.22%	14.20%

AssetsNet	$ 2,149,881,612
Holdings Count | Holding	730
Advisory Fees Paid, Amount	$ 2,671,989
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,149,881,612 # of Portfolio Holdings730 Portfolio Turnover Rate19% Investment Advisory Fees Paid$2,671,989
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.2%
Countries-Other	11.3%
Sweden	3.2%
Italy	3.3%
Spain	3.7%
Netherlands	4.5%
Switzerland	4.9%
Australia	6.9%
France	9.0%
United States	9.4%
Germany	9.5%
United Kingdom	11.2%
Japan	21.9%

Largest Holdings [Text Block]

Top 10 Holdings

ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Material Fund Change [Text Block]
C000240435
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series MC Portfolio
Class Name	Portfolio
Trading Symbol	VVIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Index Series MC Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, communication services, utilities and industrials.

↓ Top detractors from performance: By contrast, consumer staples and real estate were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Voya VACS Index Series MC Portfolio	Russell 3000® Index	Russell Midcap® Index
1/27/2023	$10,000	$10,000	$10,000
2023	$10,880	$11,814	$10,897
2024	$12,521	$14,627	$12,569
2025	$13,822	$17,134	$13,901

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (1/27/2023)
Voya VACS Index Series MC Portfolio	10.38%	11.70%
Russell 3000® Index	17.15%	20.20%
Russell Midcap® Index	10.60%	11.91%

AssetsNet	$ 319,831,306
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 613,724
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$319,831,306 # of Portfolio Holdings817 Portfolio Turnover Rate60% Investment Advisory Fees Paid$613,724
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	0.9%
Exchange-Traded Funds	1.8%
Common Stock	97.9%

Sector Allocation

Value	Value
Industrials	18.1%
Financials	15.1%
Information Technology	12.0%
Consumer Discretionary	11.3%
Health Care	9.8%
Real Estate	6.8%
Utilities	5.9%
Energy	5.4%
Materials	4.9%
Consumer Staples	4.5%
Communication Services	4.1%
Exchange-Traded Funds	1.8%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.8%
Robinhood Markets, Inc. - Class A	0.7%
Howmet Aerospace, Inc.	0.6%
Bank of New York Mellon Corp.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cummins, Inc.	0.6%
Corning, Inc.	0.5%
Warner Bros Discovery, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Quanta Services, Inc.	0.5%

Material Fund Change [Text Block]
C000240436
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series SC Portfolio
Class Name	Portfolio
Trading Symbol	VVICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Index Series SC Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within materials, health care and industrials.

↓ Top detractors from performance: By contrast, consumer staples and consumer discretionary were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Voya VACS Index Series SC Portfolio	Russell 3000® Index	Russell 2000® Index
1/20/2023	$10,000	$10,000	$10,000
2023	$11,010	$12,116	$11,024
2024	$12,240	$15,001	$12,296
2025	$13,808	$17,572	$13,871

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (1/20/2023)
Voya VACS Index Series SC Portfolio	12.80%	11.58%
Russell 3000® Index	17.15%	21.09%
Russell 2000® Index	12.81%	11.75%

AssetsNet	$ 201,612,509
Holdings Count | Holding	1,729
Advisory Fees Paid, Amount	$ 290,384
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$201,612,509 # of Portfolio Holdings1,729 Portfolio Turnover Rate18% Investment Advisory Fees Paid$290,384
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	5.3%
Common Stock	97.3%

Sector Allocation

Value	Value
Health Care	18.3%
Financials	17.1%
Industrials	16.7%
Information Technology	14.4%
Consumer Discretionary	8.9%
Real Estate	5.5%
Energy	4.7%
Materials	4.3%
Utilities	2.9%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	5.3%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp. - Class A	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp. - Class A	0.5%
Nextracker, Inc. - Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Hecla Mining Co.	0.4%

Material Fund Change [Text Block]